UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------------

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: Royal Bank of Canada (Caribbean) Corporation


Name:  Royal Bank of Canada (Caribbean) Corporation
       2nd Floor, Building 2
       Chelston Park
       Collymore Rock
       St. Michael
       Barbados


Form 13F File Number: 028-11376
                          ---------------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Arlita Stewart
Title: Chief Operating Officer
Phone  (246) 467 4334

/s/  Arlita Stewart                Bidgetown, Barbados      August 8, 2006
--------------------------------------------------------------------------
            [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


     Form 13F File Number                 Name

     28-  -----------------------------   ------------------------------



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                        ----------------------------------------

Form 13F Information Table Entry Total:     107
                                        ----------------------------------------

Form 13F Information Table Value Total:     US $81,355
                                        ----------------------------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     1.   Royal  Bank  of  Canada  -  028-11396

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Aetna Inc.                     COM              00817Y108      611   15300          Defined 1         15300      0    0
Aflac Inc.                     COM              001055102      514   11100          Defined 1         11100      0    0
Air Products & Chemicals Inc.  COM              009158106      236    3700          Defined 1          3700      0    0
Alcan Aluminium Ltd.           COM              013716105      188    3600          Defined 1          3600      0    0
American Express Co.           COM              025816109      979   18400          Defined 1         18400      0    0
American International Group   COM              026874107      963   16300          Defined 1         16300      0    0
Inc.
American Standard Companies    COM              029712106      312    7200          Defined 1          7200      0    0
Inc.
Anheuser-Busch Companies Inc.  COM              035229103      511   11200          Defined 1         11200      0    0
Apple Computers Inc.           COM              037833100      699   12200          Defined 1         12200      0    0
AT&T Inc.                      COM              00206R102      365   13100          Defined 1         13100      0    0
Autoliv Inc.                   COM              052800109      792   14000          Defined 1         14000      0    0
Bank of Montreal               COM              063671101      366    6100          Defined 1          6100      0    0
Bank of Nova Scotia            COM              064149107      389    8800          Defined 1          8800      0    0
Bank of America Corp.          COM              060505104     1255   26100          Defined 1         26100      0    0
Barrick Gold Corp.             COM              067901108      244    7400          Defined 1          7400      0    0
Baxter International Inc.      COM              071813109      235    6400          Defined 1          6400      0    0
Berkshire Hathaway Class B     CL B             084670207      304     100          Defined 1           100      0    0
BHP Billiton Ltd.              SPONSORED ADR    088606108      198    4600          Defined 1          4600      0    0
Biomet Inc.                    COM              090613100      789   25200          Defined 1         25200      0    0
Burlington Northern Santa Fe   COM              12189T104      254    3200          Defined 1          3200      0    0
Corp.
Cadbury Schweppes Plc (ADR)    ADR              127209302      357    9200          Defined 1          9200      0    0
Canadian National Railway Co.  COM              136375102      366    7500          Defined 1          7500      0    0
CP Railway Ltd.                COM              13645T100      176    3100          Defined 1          3100      0    0
Canon Inc. (ADR)               ADR              138006309     1165   15900          Defined 1         15900      0    0
Canadian Imperial Bank of      COM              136069101      261    3500          Defined 1          3500      0    0
Commerce
Chile Fund                     COM              168834109      854   58000          Defined 1         58000      0    0
Cisco Systems Inc.             COM              17275R102      641   32800          Defined 1         32800      0    0
Citigroup Inc.                 COM              172967101      672   13933          Defined 1         13933      0    0
Coca-Cola Co.                  COM              191216100      499   11600          Defined 1         11600      0    0
CVS Corp.                      COM              126650100      378   12300          Defined 1         12300      0    0
Dean Foods Co.                 COM              242370104      234    6300          Defined 1          6300      0    0
Dell Inc.                      COM              24702R101       17     700          Defined 1           700      0    0
DIAMONDS Trust Series 1        UNIT SER 1       252787106      179    1600          Defined 1          1600      0    0
Dolby Laboratories Inc.        COM              25659T107      436   18700          Defined 1         18700      0    0
Dow Chemical Co.               COM              260543103        4     100          Defined 1           100      0    0
EnCana Corp.                   COM              292505104      796   13550          Defined 1         13550      0    0
ENI SpA (ADR)                  SPONSORED ADR    26874R108      399    6800          Defined 1          6800      0    0
Ensco International Inc.       COM              26874Q100        5     100          Defined 1           100      0    0
Exxon Mobil Corp.              COM              30231G102      252    4100          Defined 1          4100      0    0
General Electric Co.           COM              369604103     1348   40900          Defined 1         40900      0    0
Glamis Gold Ltd.               COM              376775102      123    2900          Defined 1          2900      0    0
Harrah's Entertainment Inc.    COM              413619107      349    4900          Defined 1          4900      0    0
Host Hotels & Resorts Inc.     COM              44107P104       86    3917          Defined 1          3917      0    0
HSBC Holdings Plc (ADR)        SPON ADR NEW     404280406      274    3100          Defined 1          3100      0    0
Hugoton Royalty Trust          UNIT BEN INT     444717102       11     386          Defined 1           386      0    0
IMS Health Inc.                COM              449934108      757   28200          Defined 1         28200      0    0
Inco Ltd.                      COM              453258402      287    3900          Defined 1          3900      0    0
India Fund                     COM              454089103     1916   41490          Defined 1         41490      0    0
Intel Corp.                    COM              458140100      490   25800          Defined 1         25800      0    0
International Game Technology  COM              459902102     1134   29900          Defined 1         29900      0    0
IShares MSCI Australia Index   MSCI AUSTRALIA   464286103     1055   50827          Defined 1         50827      0    0
IShares MSCI Austria Index     MSCI AUSTRIA     464286202     1019   33000          Defined 1         33000      0    0
IShares MSCI Brazil Index      MSCI BRAZIL      464286400      924   23625          Defined 1         23625      0    0
IShares MSCI Japan Index       MSCI JAPAN       464286848      201   14700          Defined 1         14700      0    0
iShares Goldman Sachs Nat Res. GS NAT RES IDX   464287374     1786   17950          Defined 1         17950      0    0
Index
Johnson & Johnson              COM              478160104      491    8200          Defined 1          8200      0    0
J.P. Morgan Chase & Co.        COM              46625H100     1067   25400          Defined 1         25400      0    0
Kellogg Co.                    COM              487836108      630   13000          Defined 1         13000      0    0
Manpower Inc.                  COM              56418H100     1085   16800          Defined 1         16800      0    0
Manulife Financial Corp.       COM              56501R106      329    9300          Defined 1          9300      0    0
Marathon Oil Corp.             COM              565849106      375    4500          Defined 1          4500      0    0
Marsh & McLennan Companies     COM              571748102       13     500          Defined 1           500      0    0
Inc.
Microsoft Corp.                COM              594918104     1065   45700          Defined 1         45700      0    0
Moody's Corp.                  COM              615369105      637   11700          Defined 1         11700      0    0
Morgan Stanley, Dean Witter &  COM NEW          617446448        6     100          Defined 1           100      0    0
Co.
Motorola Inc.                  COM              620076109      306   15200          Defined 1         15200      0    0
NASDAQ-100                     UNIT SER 1       631100104     5412  139600          Defined 1        139600      0    0
Newmont Mining Corp.           COM              651639106      116    2200          Defined 1          2200      0    0
Nokia Corp. (ADR)              SPONSORED ADR    654902204      523   25800          Defined 1         25800      0    0
Novo Nordisk A/S (ADR)         ADR              670100205      464    7300          Defined 1          7300      0    0
NTT DoCoMo Inc. (ADR)          SPONS ADR        62942M201      155   10600          Defined 1         10600      0    0
Omnicom Group                  COM              681919106      953   10700          Defined 1         10700      0    0
Pall Corp.                     COM              696429307      991   35400          Defined 1         35400      0    0
PepsiCo Inc.                   COM              713448108      108    1800          Defined 1          1800      0    0
Petro-Canada                   COM              71644E102      577   10900          Defined 1         10900      0    0
Pfizer Inc.                    COM              717081103      563   24000          Defined 1         24000      0    0
Phelps Dodge Corp.             COM              717265102      123    1500          Defined 1          1500      0    0
Precision Castparts Corp.      COM              740189105      323    5400          Defined 1          5400      0    0
Procter & Gamble Co.           COM              742718109      484    8700          Defined 1          8700      0    0
Prudential Financial Inc.      COM              744320102      793   10200          Defined 1         10200      0    0
Quest Diagnostics Inc.         COM              74834L100      551    9200          Defined 1          9200      0    0
Rio Tinto Plc (ADR)            SPONSORED ADR    767204100      189     900          Defined 1           900      0    0
Rockwell Automation Inc.       COM              773903109      338    4700          Defined 1          4700      0    0
Rogers Communications Inc.     CL B             775109200      135    3000          Defined 1          3000      0    0
Ryanair Holdings Plc ADR       SPONSORED ADR    783513104      575   10900          Defined 1         10900      0    0
Sealed Air Corp.               COM              81211K100       26     500          Defined 1           500      0    0
S & P 500 Depository Receipt   UNIT SER 1       78462F103    22125  173900          Defined 1        173900      0    0
St. Paul Travelers Companies   COM              792860108      744   16700          Defined 1         16700      0    0
Inc.
Starwood Hotel & Resorts       COM              85590A401      525    8700          Defined 1          8700      0    0
Worldwide Inc.
Street Tracks Gold Trust       GOLD SHS         863307104     1883   30750          Defined 1         30750      0    0
Sun Life Financial Services of COM              866796105      244    5500          Defined 1          5500      0    0
Canada
Talisman Energy Inc.           COM              87425E103      704   36145          Defined 1         36145      0    0
Technip SA (ADR)               SPONSORED ADR    878546209      309    5600          Defined 1          5600      0    0
Tesoro Corp.                   COM              881609101      119    1600          Defined 1          1600      0    0
Teva Pharmaceutical Industries ADR              881624209      765   24200          Defined 1         24200      0    0
Ltd. ADR
Textron Inc.                   COM              883203101      129    1400          Defined 1          1400      0    0
Thomson Corp.                  COM              884903105      198    4600          Defined 1          4600      0    0
Toronto-Dominion Bank          COM NEW          891160509      510    9000          Defined 1          9000      0    0
Total SA (ADR)                 SPONSORED ADR    89151E109      629    9600          Defined 1          9600      0    0
Trans-Canada Corp.             COM              89353D107      125    3900          Defined 1          3900      0    0
United Parcel Service Inc.     CL B             911312106      519    6300          Defined 1          6300      0    0
United States Steel Corp.      COM              912909108      182    2600          Defined 1          2600      0    0
United Technologies Corp.      COM              913017109      393    6200          Defined 1          6200      0    0
United Healthcare Corp.        COM              91324P102      936   20900          Defined 1         20900      0    0
Wells Fargo & Co.              COM              949746101      718   10700          Defined 1         10700      0    0
XTO Energy Inc.                COM              98385X106      239    5400          Defined 1          5400      0    0
Zebra Technologies Corp. Class CL A             989207105      301    8800          Defined 1          8800      0    0
A
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